Supplemental Cash Flow Information (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 97,953	$ 199,971
Amount reserve to common share capital	242,901
Accrued exploration and evaluation expenditures	5,568	44,566
Advance to investment	$ 50,000	$ 33,735